Accumulated Other Comprehensive Income (Loss)	9 Months Ended	12 Months Ended
	Feb. 28, 2013	May 31, 2012
Statement of Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss).
Other comprehensive income (loss) includes currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments and changes in pension assets. The Company generally deems its foreign investments to be essentially permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments.
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	February 28, 2013	May 31, 2012
Unrealized gain (loss) on available-for-sale securities, net of tax	$3.1	$(0.5)
Unrealized gain (loss) on interest rate swaps, net of tax	(41.4)	(47.3)
Foreign currency translation adjustments	117.5	173.7
Unrecognized actuarial gain (loss) on pension assets, net of tax	(3.0)	(3.0)
	$76.2	$122.9

Accumulated Other Comprehensive Income (Loss).
Other comprehensive income (loss) includes net loss, currency translation adjustments, certain derivative-related activity, changes in the value of available-for-sale investments, and changes in prior service cost from pension plans. The Company generally deems its foreign investments to be essentially permanent in nature and does not provide for taxes on currency translation adjustments arising from translating the investment in a foreign currency to U.S. dollars. When the Company determines that a foreign investment is no longer permanent in nature, estimated taxes are provided for the related deferred tax liability (asset), if any, resulting from currency translation adjustments.
Accumulated other comprehensive income (loss) and the related components are included in the table below:

(in millions)	May 31, 2012	May 31, 2011
Unrecognized actuarial gain (loss) on pension assets, net of tax	$(3.0)	$1.2
Foreign currency translation adjustments	173.7	235.8
Unrealized gain (loss) on interest rate swaps, net of tax	(47.3)	(60.4)
Unrealized loss on available-for-sale securities, net of tax	(0.5)	(4.8)
Accumulated other comprehensive income	$122.9	$171.8